ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 53.3%
86,376	First Trust SMID Cap Rising Dividend Achievers ETF	$ 2,830,542
198,013	FT Vest U.S. Equity Buffer ETF - December(a)	8,035,367
16,267	Invesco Nasdaq 100 ETF	2,841,520
39,894	Invesco S&P 500 Equal Weight ETF	6,430,913
63,570	iShares MSCI Emerging Markets ex China ETF	3,586,619
101,133	SPDR Portfolio Emerging Markets ETF	3,685,287
58,092	SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,574,401
133,691	SPDR Portfolio S&P 500 ETF	7,895,790
		38,880,439
	FIXED INCOME - 44.7%
62,829	BondBloxx Bloomberg Seven Year Target Duration US	2,884,630
175,892	Janus Henderson AAA CLO ETF	8,933,554
203,563	PIMCO Multi Sector Bond Active ETF	5,146,073
151,299	Simplify Enhanced Income ETF	3,679,592
88,121	SPDR Blackstone Senior Loan ETF	3,699,320
265,117	SPDR Bloomberg Investment Grade Floating Rate ETF	8,178,859
		32,522,028

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,641,714)	71,402,467

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
1,526,560	First American Government Obligations Fund, Class X, 5.23% (Cost $1,526,560)(b)	1,526,560

	TOTAL INVESTMENTS - 100.1% (Cost $70,168,274)	$ 72,929,027
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(105,012)
	NET ASSETS - 100.0%	$ 72,824,015

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 73.8%
20,540	Consumer Discretionary Select Sector SPDR Fund	$ 3,607,234
29,959	Consumer Staples Select Sector SPDR Fund	2,261,905
13,159	Energy Select Sector SPDR Fund	1,230,630
23,677	Industrial Select Sector SPDR Fund	2,877,229
20,183	Real Estate Select Sector SPDR Fund	730,423
23,968	Vanguard Communication Services ETF	3,019,968
		13,727,389
	FIXED INCOME - 24.4%
11,069	BlackRock Short Duration Bond ETF	554,003
7,971	Goldman Sachs Access Treasury 0-1 Year ETF	797,897
21,757	iShares Short Treasury Bond ETF	2,403,496
25,496	SPDR Bloomberg Investment Grade Floating Rate ETF	786,552
		4,541,948

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,308,680)	18,269,337

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
164,481	First American Government Obligations Fund, Class X, 5.23% (Cost $164,481)(a)	164,481

	TOTAL INVESTMENTS - 99.1% (Cost $17,473,161)	$ 18,433,818
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	167,470
	NET ASSETS - 100.0%	$ 18,601,288

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.